Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000082487 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Class R Shares
Trading Symbol	LPRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$99(a)	0.93%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 99	[1]
Expense Ratio, Percent	0.93%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 13.17%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2030 Fund Custom Benchmark returned 14.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	13.17%	5.81%	7.87%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2030 Fund Custom Benchmark	14.33	5.95	7.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 539,904,136
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 525,171
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$539,904,136
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$525,171
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.5%
Fixed-Income Funds	35.1%
Money Market Funds	10.1%
Liabilities in Excess of Other Assets	(0.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(b)Excludes short-term securities.
C000051481 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Class K Shares
Trading Symbol	LPSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25(a)	0.23%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 25	[2]
Expense Ratio, Percent	0.23%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 13.92%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2030 Fund Custom Benchmark returned 14.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	13.92%	6.54%	8.61%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2030 Fund Custom Benchmark	14.33	5.95	7.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 539,904,136
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 525,171
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$539,904,136
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$525,171
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.5%
Fixed-Income Funds	35.1%
Money Market Funds	10.1%
Liabilities in Excess of Other Assets	(0.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(b)Excludes short-term securities.
C000088835 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Investor C Shares
Trading Symbol	LPCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$157(a)	1.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 157	[3]
Expense Ratio, Percent	1.48%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 12.51%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2030 Fund Custom Benchmark returned 14.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	12.51%	5.22%	7.42%
Investor C Shares (with sales charge)	11.51	5.22	7.42
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2030 Fund Custom Benchmark	14.33	5.95	7.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 539,904,136
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 525,171
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$539,904,136
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$525,171
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.5%
Fixed-Income Funds	35.1%
Money Market Funds	10.1%
Liabilities in Excess of Other Assets	(0.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(b)Excludes short-term securities.
C000011997 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LPRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78(a)	0.73%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 78	[4]
Expense Ratio, Percent	0.73%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 13.27%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2030 Fund Custom Benchmark returned 14.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	13.27%	6.01%	8.09%
Investor A Shares (with sales charge)	7.32	4.87	7.51
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2030 Fund Custom Benchmark	14.33	5.95	7.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 539,904,136
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 525,171
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$539,904,136
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$525,171
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.5%
Fixed-Income Funds	35.1%
Money Market Funds	10.1%
Liabilities in Excess of Other Assets	(0.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(b)Excludes short-term securities.
C000011998 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Institutional Shares
Trading Symbol	STLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 51	[5]
Expense Ratio, Percent	0.48%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 13.60%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2030 Fund Custom Benchmark returned 14.33%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	13.60%	6.28%	8.36%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2030 Fund Custom Benchmark	14.33	5.95	7.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2030 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2030 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 539,904,136
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 525,171
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$539,904,136
Number of Portfolio Holdings	39
Net Investment Advisory Fees	$525,171
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.5%
Fixed-Income Funds	35.1%
Money Market Funds	10.1%
Liabilities in Excess of Other Assets	(0.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	23.2%
International Tilts Master Portfolio	10.0%
iShares 0-5 Year TIPS Bond ETF	8.2%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	5.0%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares Global Infrastructure ETF	1.6%
iShares MSCI EAFE Small-Cap ETF	1.5%
BlackRock Real Estate Securities Fund	1.4%
(b)Excludes short-term securities.
C000012000 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Institutional Shares
Trading Symbol	STLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 51	[6]
Expense Ratio, Percent	0.47%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 16.88%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2040 Fund Custom Benchmark returned 17.67%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	16.88%	8.84%	10.26%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2040 Fund Custom Benchmark	17.67	8.48	9.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 561,532,960
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 369,204
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$561,532,960
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$369,204
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.0%
Fixed-Income Funds	19.8%
Money Market Funds	10.8%
Liabilities in Excess of Other Assets	(3.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000011999 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LPREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78(a)	0.72%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 78	[7]
Expense Ratio, Percent	0.72%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 16.67%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2040 Fund Custom Benchmark returned 17.67%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.67%	8.59%	9.99%
Investor A Shares (with sales charge)	10.55	7.42	9.40
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2040 Fund Custom Benchmark	17.67	8.48	9.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 561,532,960
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 369,204
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$561,532,960
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$369,204
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.0%
Fixed-Income Funds	19.8%
Money Market Funds	10.8%
Liabilities in Excess of Other Assets	(3.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000088838 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Investor C Shares
Trading Symbol	LPCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$159(a)	1.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 159	[8]
Expense Ratio, Percent	1.47%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 15.70%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2040 Fund Custom Benchmark returned 17.67%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	15.70%	7.77%	9.30%
Investor C Shares (with sales charge)	14.70	7.77	9.30
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2040 Fund Custom Benchmark	17.67	8.48	9.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 561,532,960
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 369,204
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$561,532,960
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$369,204
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.0%
Fixed-Income Funds	19.8%
Money Market Funds	10.8%
Liabilities in Excess of Other Assets	(3.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000051482 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Class K Shares
Trading Symbol	LPSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24(a)	0.22%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 24	[9]
Expense Ratio, Percent	0.22%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 17.23%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2040 Fund Custom Benchmark returned 17.67%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.23%	9.13%	10.51%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2040 Fund Custom Benchmark	17.67	8.48	9.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 561,532,960
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 369,204
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$561,532,960
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$369,204
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.0%
Fixed-Income Funds	19.8%
Money Market Funds	10.8%
Liabilities in Excess of Other Assets	(3.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000082488 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Class R Shares
Trading Symbol	LPRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$100(a)	0.92%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 100	[10]
Expense Ratio, Percent	0.92%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 16.41%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2040 Fund Custom Benchmark returned 17.67%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	16.41%	8.36%	9.76%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2040 Fund Custom Benchmark	17.67	8.48	9.91

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2040 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2040 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 561,532,960
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 369,204
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$561,532,960
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$369,204
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.0%
Fixed-Income Funds	19.8%
Money Market Funds	10.8%
Liabilities in Excess of Other Assets	(3.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	37.9%
International Tilts Master Portfolio	15.2%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
iShares Core MSCI Emerging Markets ETF	7.6%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	4.4%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.9%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000082489 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Class R Shares
Trading Symbol	LPRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$97(a)	0.92%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 97	[11]
Expense Ratio, Percent	0.92%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 11.51%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Dynamic Retirement Fund Custom Benchmark returned 12.68%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	11.51%	3.95%	5.96%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Dynamic Retirement Fund Custom Benchmark	12.68	4.13	6.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 502,351,704
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 576,258
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$502,351,704
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$576,258
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	50.1%
Equity Funds	43.9%
Money Market Funds	6.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000051483 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Class K Shares
Trading Symbol	LPSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23(a)	0.22%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 23	[12]
Expense Ratio, Percent	0.22%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 12.24%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Dynamic Retirement Fund Custom Benchmark returned 12.68%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	12.24%	4.67%	6.68%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Dynamic Retirement Fund Custom Benchmark	12.68	4.13	6.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 502,351,704
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 576,258
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$502,351,704
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$576,258
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	50.1%
Equity Funds	43.9%
Money Market Funds	6.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000088841 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Investor C Shares
Trading Symbol	LPCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$155(a)	1.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 155	[13]
Expense Ratio, Percent	1.47%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 10.88%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Dynamic Retirement Fund Custom Benchmark returned 12.68%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	10.88%	3.37%	5.51%
Investor C Shares (with sales charge)	9.88	3.37	5.51
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Dynamic Retirement Fund Custom Benchmark	12.68	4.13	6.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 502,351,704
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 576,258
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$502,351,704
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$576,258
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	50.1%
Equity Funds	43.9%
Money Market Funds	6.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000012001 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LPRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$76(a)	0.72%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 76	[14]
Expense Ratio, Percent	0.72%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 11.74%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Dynamic Retirement Fund Custom Benchmark returned 12.68%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.74%	4.14%	6.16%
Investor A Shares (with sales charge)	5.87	3.03	5.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Dynamic Retirement Fund Custom Benchmark	12.68	4.13	6.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 502,351,704
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 576,258
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$502,351,704
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$576,258
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	50.1%
Equity Funds	43.9%
Money Market Funds	6.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000012002 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Institutional Shares
Trading Symbol	STLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50(a)	0.47%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 50	[15]
Expense Ratio, Percent	0.47%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 12.01%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the Russell 1000® Index returned 17.37%. The LifePath Dynamic Retirement Fund Custom Benchmark returned 12.68%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	12.01%	4.40%	6.43%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
Russell 1000® Index	17.37	13.59	14.59
LifePath Dynamic Retirement Fund Custom Benchmark	12.68	4.13	6.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic Retirement Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic Retirement Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 502,351,704
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 576,258
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$502,351,704
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$576,258
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	50.1%
Equity Funds	43.9%
Money Market Funds	6.5%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	40.5%
Diversified Equity Master Portfolio	24.2%
iShares 0-5 Year TIPS Bond ETF	9.6%
International Tilts Master Portfolio	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Core MSCI Emerging Markets ETF	3.9%
iShares Global Infrastructure ETF	1.8%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000063261 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Institutional Shares
Trading Symbol	STLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 55	[16]
Expense Ratio, Percent	0.50%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 20.05%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	20.05%	10.38%	11.23%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2050 Fund Custom Benchmark	20.74	10.41	11.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 425,407,630
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 307,816
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$425,407,630
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$307,816
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.0%
Money Market Funds	17.4%
Fixed-Income Funds	7.0%
Liabilities in Excess of Other Assets	(10.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000063260 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LPRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$82(a)	0.75%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 82	[17]
Expense Ratio, Percent	0.75%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 19.79%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	19.79%	10.11%	10.95%
Investor A Shares (with sales charge)	13.50	8.93	10.36
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2050 Fund Custom Benchmark	20.74	10.41	11.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 425,407,630
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 307,816
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$425,407,630
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$307,816
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.0%
Money Market Funds	17.4%
Fixed-Income Funds	7.0%
Liabilities in Excess of Other Assets	(10.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000088844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Investor C Shares
Trading Symbol	LPCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$164(a)	1.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 164	[18]
Expense Ratio, Percent	1.50%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 18.85%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	18.85%	9.29%	10.26%
Investor C Shares (with sales charge)	17.85	9.29	10.26
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2050 Fund Custom Benchmark	20.74	10.41	11.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 425,407,630
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 307,816
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$425,407,630
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$307,816
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.0%
Money Market Funds	17.4%
Fixed-Income Funds	7.0%
Liabilities in Excess of Other Assets	(10.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000063262 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Class K Shares
Trading Symbol	LPSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.25%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 28	[19]
Expense Ratio, Percent	0.25%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 20.37%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	20.37%	10.66%	11.48%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2050 Fund Custom Benchmark	20.74	10.41	11.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 425,407,630
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 307,816
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$425,407,630
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$307,816
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.0%
Money Market Funds	17.4%
Fixed-Income Funds	7.0%
Liabilities in Excess of Other Assets	(10.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000082490 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Class R Shares
Trading Symbol	LPRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$104(a)	0.95%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 104	[20]
Expense Ratio, Percent	0.95%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 19.53%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2050 Fund Custom Benchmark returned 20.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	19.53%	9.89%	10.73%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2050 Fund Custom Benchmark	20.74	10.41	11.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2050 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2050 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 425,407,630
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 307,816
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$425,407,630
Number of Portfolio Holdings	31
Net Investment Advisory Fees	$307,816
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.0%
Money Market Funds	17.4%
Fixed-Income Funds	7.0%
Liabilities in Excess of Other Assets	(10.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.0%
International Tilts Master Portfolio	15.1%
iShares Core MSCI Emerging Markets ETF	10.2%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Broad USD Investment Grade Corporate Bond ETF	3.6%
BlackRock Diversified Fixed Income Fund, Class K	3.3%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Real Estate Securities Fund	2.1%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Class R Shares
Trading Symbol	LPJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$100(a)	0.93%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 100	[21]
Expense Ratio, Percent	0.93%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 14.76%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	14.76%	6.99%	8.80%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2035 Fund Custom Benchmark	16.08	7.27	8.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 458,660,348
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 354,699
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$458,660,348
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$354,699
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.2%
Fixed-Income Funds	25.5%
Money Market Funds	13.8%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Class K Shares
Trading Symbol	LPJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25(a)	0.23%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 25	[22]
Expense Ratio, Percent	0.23%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 15.57%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	15.57%	7.74%	9.54%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2035 Fund Custom Benchmark	16.08	7.27	8.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 458,660,348
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 354,699
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$458,660,348
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$354,699
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.2%
Fixed-Income Funds	25.5%
Money Market Funds	13.8%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Investor C Shares
Trading Symbol	LPJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$158(a)	1.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 158	[23]
Expense Ratio, Percent	1.48%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 14.10%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	14.10%	6.40%	8.34%
Investor C Shares (with sales charge)	13.10	6.40	8.34
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2035 Fund Custom Benchmark	16.08	7.27	8.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 458,660,348
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 354,699
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$458,660,348
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$354,699
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.2%
Fixed-Income Funds	25.5%
Money Market Funds	13.8%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089953 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LPJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$78(a)	0.73%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 78	[24]
Expense Ratio, Percent	0.73%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 15.04%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	15.04%	7.21%	9.02%
Investor A Shares (with sales charge)	9.00	6.06	8.43
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2035 Fund Custom Benchmark	16.08	7.27	8.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 458,660,348
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 354,699
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$458,660,348
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$354,699
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.2%
Fixed-Income Funds	25.5%
Money Market Funds	13.8%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LPJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 52	[25]
Expense Ratio, Percent	0.48%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 15.28%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2035 Fund Custom Benchmark returned 16.08%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	15.28%	7.47%	9.28%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2035 Fund Custom Benchmark	16.08	7.27	8.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2035 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2035 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 458,660,348
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 354,699
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$458,660,348
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$354,699
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	65.2%
Fixed-Income Funds	25.5%
Money Market Funds	13.8%
Liabilities in Excess of Other Assets	(4.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	35.3%
BlackRock Diversified Fixed Income Fund, Class K	20.5%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.0%
iShares MSCI EAFE Small-Cap ETF	1.9%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089959 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LPHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$52(a)	0.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 52	[26]
Expense Ratio, Percent	0.48%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 18.47%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	18.47%	9.90%	10.89%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2045 Fund Custom Benchmark	19.15	9.58	10.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 390,804,021
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 250,292
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$390,804,021
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$250,292
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	78.4%
Money Market Funds	16.3%
Fixed-Income Funds	12.6%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089957 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LPHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$80(a)	0.73%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 80	[27]
Expense Ratio, Percent	0.73%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 18.13%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	18.13%	9.63%	10.62%
Investor A Shares (with sales charge)	11.93	8.45	10.03
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2045 Fund Custom Benchmark	19.15	9.58	10.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 390,804,021
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 250,292
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$390,804,021
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$250,292
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	78.4%
Money Market Funds	16.3%
Fixed-Income Funds	12.6%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089958 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Investor C Shares
Trading Symbol	LPHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$161(a)	1.48%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 161	[28]
Expense Ratio, Percent	1.48%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 17.26%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	17.26%	8.80%	9.94%
Investor C Shares (with sales charge)	16.26	8.80	9.94
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2045 Fund Custom Benchmark	19.15	9.58	10.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 390,804,021
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 250,292
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$390,804,021
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$250,292
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	78.4%
Money Market Funds	16.3%
Fixed-Income Funds	12.6%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089960 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Class K Shares
Trading Symbol	LPHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$25(a)	0.23%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 25	[29]
Expense Ratio, Percent	0.23%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 18.70%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	18.70%	10.17%	11.15%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2045 Fund Custom Benchmark	19.15	9.58	10.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 390,804,021
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 250,292
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$390,804,021
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$250,292
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	78.4%
Money Market Funds	16.3%
Fixed-Income Funds	12.6%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089961 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Class R Shares
Trading Symbol	LPHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$101(a)	0.93%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 101	[30]
Expense Ratio, Percent	0.93%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 17.87%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2045 Fund Custom Benchmark returned 19.15%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	17.87%	9.40%	10.39%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2045 Fund Custom Benchmark	19.15	9.58	10.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2045 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2045 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 390,804,021
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 250,292
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$390,804,021
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$250,292
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	78.4%
Money Market Funds	16.3%
Fixed-Income Funds	12.6%
Liabilities in Excess of Other Assets	(7.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	40.3%
International Tilts Master Portfolio	14.8%
iShares Core MSCI Emerging Markets ETF	8.9%
BlackRock Diversified Fixed Income Fund, Class K	8.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.3%
BlackRock Real Estate Securities Fund	3.3%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089966 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Class R Shares
Trading Symbol	LPVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$106(a)	0.96%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 106	[31]
Expense Ratio, Percent	0.96%	[31]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 20.39%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	20.39%	10.21%	10.91%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2055 Fund Custom Benchmark	21.59	10.76	11.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 319,348,756
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 240,304
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$319,348,756
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$240,304
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.2%
Money Market Funds	12.0%
Fixed-Income Funds	2.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(b)Excludes short-term securities.
C000089965 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Class K Shares
Trading Symbol	LPVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$29(a)	0.26%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 29	[32]
Expense Ratio, Percent	0.26%	[32]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.21%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	21.21%	10.99%	11.68%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2055 Fund Custom Benchmark	21.59	10.76	11.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 319,348,756
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 240,304
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$319,348,756
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$240,304
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.2%
Money Market Funds	12.0%
Fixed-Income Funds	2.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(b)Excludes short-term securities.
C000089963 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Investor C Shares
Trading Symbol	LPVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$166(a)	1.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 166	[33]
Expense Ratio, Percent	1.51%	[33]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 19.73%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	19.73%	9.60%	10.45%
Investor C Shares (with sales charge)	18.73	9.60	10.45
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2055 Fund Custom Benchmark	21.59	10.76	11.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 319,348,756
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 240,304
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$319,348,756
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$240,304
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.2%
Money Market Funds	12.0%
Fixed-Income Funds	2.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(b)Excludes short-term securities.
C000089962 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LPVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84(a)	0.76%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 84	[34]
Expense Ratio, Percent	0.76%	[34]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 20.58%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	20.58%	10.43%	11.14%
Investor A Shares (with sales charge)	14.25	9.25	10.54
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2055 Fund Custom Benchmark	21.59	10.76	11.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 319,348,756
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 240,304
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$319,348,756
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$240,304
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.2%
Money Market Funds	12.0%
Fixed-Income Funds	2.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(b)Excludes short-term securities.
C000089964 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LPVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56(a)	0.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 56	[35]
Expense Ratio, Percent	0.51%	[35]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 20.92%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2055 Fund Custom Benchmark returned 21.59%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	20.92%	10.71%	11.42%
Russell 1000® Index	17.37	13.59	14.59
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
LifePath Dynamic 2055 Fund Custom Benchmark	21.59	10.76	11.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2055 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2055 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 319,348,756
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 240,304
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$319,348,756
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$240,304
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.2%
Money Market Funds	12.0%
Fixed-Income Funds	2.9%
Liabilities in Excess of Other Assets	(7.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.7%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	10.6%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Broad USD Investment Grade Corporate Bond ETF	1.4%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.8%
(b)Excludes short-term securities.
C000187070 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LPDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 55	[36]
Expense Ratio, Percent	0.50%	[36]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 21.08%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 31, 2017 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	21.08%	10.75%	11.05%
Russell 1000® Index	17.37	13.59	14.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.75
LifePath Dynamic 2060 Fund Custom Benchmark	21.74	10.80	11.21

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 167,909,187
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 115,348
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$167,909,187
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$115,348
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.6%
Money Market Funds	11.2%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(4.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000187068 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LPDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83(a)	0.75%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 83	[37]
Expense Ratio, Percent	0.75%	[37]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 20.79%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 31, 2017 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.79%	10.48%	10.77%
Investor A Shares (with sales charge)	14.44	9.29	10.07
Russell 1000® Index	17.37	13.59	14.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.75
LifePath Dynamic 2060 Fund Custom Benchmark	21.74	10.80	11.21

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 167,909,187
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 115,348
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$167,909,187
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$115,348
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.6%
Money Market Funds	11.2%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(4.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000187069 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Investor C Shares
Trading Symbol	LPDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$166(a)	1.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 166	[38]
Expense Ratio, Percent	1.51%	[38]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 19.90%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 31, 2017 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	19.90%	9.65%	9.98%
Investor C Shares (with sales charge)	18.90	9.65	9.98
Russell 1000® Index	17.37	13.59	14.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.75
LifePath Dynamic 2060 Fund Custom Benchmark	21.74	10.80	11.21

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 167,909,187
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 115,348
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$167,909,187
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$115,348
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.6%
Money Market Funds	11.2%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(4.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000187072 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Class K Shares
Trading Symbol	LPDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.25%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 28	[39]
Expense Ratio, Percent	0.25%	[39]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.41%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 31, 2017 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	21.41%	11.02%	11.30%
Russell 1000® Index	17.37	13.59	14.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.75
LifePath Dynamic 2060 Fund Custom Benchmark	21.74	10.80	11.21

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 167,909,187
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 115,348
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$167,909,187
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$115,348
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.6%
Money Market Funds	11.2%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(4.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000187071 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Class R Shares
Trading Symbol	LPDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$105(a)	0.95%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 105	[40]
Expense Ratio, Percent	0.95%	[40]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 20.53%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2060 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 31, 2017 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class R Shares	20.53%	10.25%	10.54%
Russell 1000® Index	17.37	13.59	14.55
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	1.75
LifePath Dynamic 2060 Fund Custom Benchmark	21.74	10.80	11.21

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2060 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2060 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 167,909,187
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 115,348
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$167,909,187
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$115,348
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	91.6%
Money Market Funds	11.2%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(4.6)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	49.0%
International Tilts Master Portfolio	14.7%
iShares Core MSCI Emerging Markets ETF	10.0%
iShares Core MSCI International Developed Markets ETF	7.2%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Broad USD Investment Grade Corporate Bond ETF	0.9%
iShares Russell 2000 ETF	0.9%
BlackRock Diversified Fixed Income Fund, Class K	0.8%
(b)Excludes short-term securities.
C000213847 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Class R Shares
Trading Symbol	LPWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$105(a)	0.95%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 105	[41]
Expense Ratio, Percent	0.95%	[41]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 20.44%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class R Shares	20.44%	10.23%	11.37%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Dynamic 2065 Fund Custom Benchmark	21.74	10.79	12.19

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 83,509,512
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 54,038
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$83,509,512
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$54,038
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	87.4%
Money Market Funds	14.8%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(3.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(b)Excludes short-term securities.
C000213844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Class K Shares
Trading Symbol	LPWKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.25%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 28	[42]
Expense Ratio, Percent	0.25%	[42]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.39%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	21.39%	11.01%	12.15%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Dynamic 2065 Fund Custom Benchmark	21.74	10.79	12.19

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 83,509,512
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 54,038
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$83,509,512
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$54,038
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	87.4%
Money Market Funds	14.8%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(3.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(b)Excludes short-term securities.
C000213843 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Investor C Shares
Trading Symbol	LPWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$166(a)	1.51%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 166	[43]
Expense Ratio, Percent	1.51%	[43]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 19.76%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor C Shares	19.76%	9.63%	10.76%
Investor C Shares (with sales charge)	18.76	9.63	10.76
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Dynamic 2065 Fund Custom Benchmark	21.74	10.79	12.19

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 83,509,512
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 54,038
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$83,509,512
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$54,038
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	87.4%
Money Market Funds	14.8%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(3.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(b)Excludes short-term securities.
C000213845 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LPWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83(a)	0.75%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 83	[44]
Expense Ratio, Percent	0.75%	[44]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 20.66%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.66%	10.45%	11.59%
Investor A Shares (with sales charge)	14.32	9.26	10.62
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Dynamic 2065 Fund Custom Benchmark	21.74	10.79	12.19

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 83,509,512
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 54,038
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$83,509,512
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$54,038
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	87.4%
Money Market Funds	14.8%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(3.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(b)Excludes short-term securities.
C000213846 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LPWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 55	[45]
Expense Ratio, Percent	0.50%	[45]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 21.02%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2065 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 30, 2019 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	21.02%	10.73%	11.88%
Russell 1000® Index	17.37	13.59	15.52
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	0.95
LifePath Dynamic 2065 Fund Custom Benchmark	21.74	10.79	12.19

Performance Inception Date	Oct. 30, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2065 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2065 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 83,509,512
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 54,038
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$83,509,512
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$54,038
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	87.4%
Money Market Funds	14.8%
Fixed-Income Funds	1.6%
Liabilities in Excess of Other Assets	(3.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	46.5%
International Tilts Master Portfolio	14.0%
iShares Core MSCI Emerging Markets ETF	9.7%
iShares Core MSCI International Developed Markets ETF	7.0%
BlackRock Tactical Opportunities Fund, Class K	4.5%
iShares MSCI Canada ETF	2.3%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares Russell 2000 ETF	1.0%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
BlackRock Diversified Fixed Income Fund, Class K	0.7%
(b)Excludes short-term securities.
C000251825 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Institutional Shares
Trading Symbol	LPYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55(a)	0.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 55	[46]
Expense Ratio, Percent	0.50%	[46]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 20.98%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	20.98%	19.35%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Dynamic 2070 Fund Custom Benchmark	21.74	16.39

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,076,678
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,519
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,076,678
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$3,519
Portfolio Turnover Rate	41%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	14.1%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(12.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(b)Excludes short-term securities.
C000251826 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Investor A Shares
Trading Symbol	LPYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83(a)	0.75%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 83	[47]
Expense Ratio, Percent	0.75%	[47]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 20.73%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	20.73%	19.02%
Investor A Shares (with sales charge)	14.39	12.77
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Dynamic 2070 Fund Custom Benchmark	21.74	16.39

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,076,678
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,519
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,076,678
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$3,519
Portfolio Turnover Rate	41%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	14.1%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(12.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(b)Excludes short-term securities.
C000251827 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Investor C Shares
Trading Symbol	LPYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$165(a)	1.50%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 165	[48]
Expense Ratio, Percent	1.50%	[48]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 19.84%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor C Shares	19.84%	17.90%
Investor C Shares (with sales charge)	18.84	17.90
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Dynamic 2070 Fund Custom Benchmark	21.74	16.39

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,076,678
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,519
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,076,678
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$3,519
Portfolio Turnover Rate	41%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	14.1%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(12.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(b)Excludes short-term securities.
C000251828 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Class K Shares
Trading Symbol	LPYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$28(a)	0.25%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 28	[49]
Expense Ratio, Percent	0.25%	[49]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 21.26%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	21.26%	19.70%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Dynamic 2070 Fund Custom Benchmark	21.74	16.39

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,076,678
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,519
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,076,678
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$3,519
Portfolio Turnover Rate	41%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	14.1%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(12.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(b)Excludes short-term securities.
C000251824 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Class R Shares
Trading Symbol	LPYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$105(a)	0.95%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 105	[50]
Expense Ratio, Percent	0.95%	[50]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class R Shares returned 20.45%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37% and the Bloomberg U.S. Aggregate Bond Index returned 7.30%. The LifePath Dynamic 2070 Fund Custom Benchmark returned 21.74%.
What contributed to performance?
U.S. equities were the top contributor to absolute performance in the funds furthest from retirement, followed by international equities, BlackRock Tactical Opportunities Fund (a liquid macro strategy), investment-grade bonds, and U.S. real estate investment trusts (REITs).
U.S. equities were the top contributor in the funds at and near retirement, followed by investment-grade bonds, international equities, U.S. Treasury Inflation Protected Securities (TIPS), global infrastructure stocks, and BlackRock Tactical Opportunities Fund.
The funds used derivatives, including financial futures, swaps, and foreign currency transactions, as a means to hedge and/or take outright views on equities, interest rates, credit risk, and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
What detracted from performance?
Currency positioning was the primary detractor from performance in the funds furthest from retirement.
In the vintages at and near retirement, currency pair trades were the primary detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class R Shares	20.45%	18.68%
Russell 1000® Index	17.37	16.36
Bloomberg U.S. Aggregate Bond Index	7.30	2.89
LifePath Dynamic 2070 Fund Custom Benchmark	21.74	16.39

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath Dynamic 2070 Fund Custom Benchmark”) comprised of the Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, FTSE Nareit All Equity REIT Index, ICE® U.S. Treasury 0-5 Year Inflation Linked Bond Index, MSCI ACWI ex USA IMI Index (Net), Russell 1000® Index, Russell 2000® Index and S&P Global Infrastructure IndexTM (Net), which are representative of the asset classes in which the Fund invests. The weightings of the indices in the LifePath Dynamic 2070 Fund Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,076,678
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 3,519
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,076,678
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$3,519
Portfolio Turnover Rate	41%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	14.1%
Fixed-Income Funds	1.3%
Liabilities in Excess of Other Assets	(12.8)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.0%
International Tilts Master Portfolio	12.8%
iShares Core MSCI Emerging Markets ETF	11.6%
iShares Core MSCI International Developed Markets ETF	6.3%
BlackRock Tactical Opportunities Fund, Class K	4.1%
iShares Core MSCI EAFE ETF	3.3%
iShares MSCI Japan ETF	3.0%
iShares MSCI Canada ETF	2.4%
iShares MSCI EAFE Small-Cap ETF	1.8%
iShares Russell 2000 ETF	1.8%
(b)Excludes short-term securities.

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